COMMITMENTS - License Agreements (Details) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 24, 2025	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2025	Sep. 30, 2025	Aug. 31, 2024	Sep. 02, 2022
Disclosure of detailed information about intangible assets [line items]
Principal Amount Awarded And Due To The Company				$ 6,500,000
Interest rate on award				9.00%
Interest Amount Awarded And Due To The Company				$ 2,200,000
Attorney's fees recoverable				1,900,000
Exclusive license agreement
Disclosure of detailed information about intangible assets [line items]
Accruals				1,400,000
Expense In relation To Minimum Amount Payable Under Contingent Fee Agreement				1,400,000
Kukbo Co. Ltd. | Exclusive license agreement
Disclosure of detailed information about intangible assets [line items]
Upfront payments received			$ 1,500,000
Default amount							$ 1,500,000
Kukbo Co. Ltd. | Subscription agreement
Disclosure of detailed information about intangible assets [line items]
Default amount							$ 5,000,000
Gaelan | Talicia
Disclosure of detailed information about intangible assets [line items]
Upfront payments received		$ 2,000,000
maximum eligible milestone payments					$ 500,000	$ 500,000
Hyloris
Disclosure of detailed information about intangible assets [line items]
Licensing revenue				$ 300,000
Hyloris | Exclusive license agreement
Disclosure of detailed information about intangible assets [line items]
Upfront payments received	$ 100,000
maximum eligible milestone payments	$ 60,000,000
Percentage of royalties	20.00%